Other Borrowings - Schedule of Federal Home Loan Bank Advances (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 33,000,000	$ 38,000,000
Other borrowings	$ 33,000,000	$ 38,000,000